Derivative Financial Instruments and Hedging Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	$ (194)	$ (157)	$ 227
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	1,128	670
Fair Value of Derivative Liabilities	356	663
Derivative, Notional Amount	106,880	109,446
Derivative, Collateral, Obligation to Return Cash	18	19
Derivative, Collateral, Right to Reclaim Cash	78	59
Derivative Asset, Not Offset, Policy Election Deduction	169	233
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	(13)	(84)	58
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Derivative, Notional Amount	68,914	76,904
Interest Rate Contract [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Net interest settlements and accruals excluded from the assessment of hedge effectiveness	(16)	10	217
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments	706	(155)	(268)
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(694)	153	267
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Derivative, Notional Amount	26,577	22,989
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	52	163	(150)
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Derivative, Notional Amount	5,540	4,318
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	(229)	(244)	$ 103
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Derivative, Notional Amount	5,849	5,235
Level 2 [Member] | Fair Value, Recurring [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	275	235
Fair Value of Derivative Liabilities	191	274
Level 2 [Member] | Fair Value, Recurring [Member] | Interest Rate Contract [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	702	158
Fair Value of Derivative Liabilities	19	208
Level 2 [Member] | Fair Value, Recurring [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	17	45
Fair Value of Derivative Liabilities	79	24
Level 2 [Member] | Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	134	232
Fair Value of Derivative Liabilities	$ 67	$ 157